Quarterly Results of Operations (Unaudited) (Details)-10K - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands		3 Months Ended
	Oct. 12, 2020	Apr. 30, 2022	Apr. 30, 2021
Revenues:
Total revenues		$ 134,838	$ 67,680
Operating expenses:
Costs of revenues		38,009	15,094
Content and software development		16,331	10,504
Selling and marketing		39,561	23,496
General and administrative		29,346	11,815
Amortization of intangible assets		39,558	31,917
Recapitalization and acquisition-related costs		13,312	1,714
Restructuring charges		3,956	334
Total operating expenses		180,073	94,874
Operating loss		(45,235)	(27,194)
Other (expense) income, net		1,052	(371)
Fair value adjustment of warrants	$ (7,400)	10,106
Interest income		160	7
Interest expense		(11,514)	(11,408)
Loss before benefit from income taxes		(45,431)	(38,966)
Benefit from income taxes		(22,337)	(3,057)
Net (loss) income		$ (21,643)	$ (37,405)
(Loss) income per share:
Net loss per share - Basic		$ (0.15)	$ (9.35)
Net loss per share - Diluted		$ (0.15)	$ (9.35)
Weighted average common shares outstanding:
Ordinary - Basic		142,209	4,000
Weighted average common shares outstanding - Diluted		142,209	4,000